Cover Page	Dec. 23, 2019
Entity Information [Line Items]
Document Period End Date	Dec. 23, 2019
Document Type	8-K
Entity Registrant Name	AgroFresh Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36316
Entity Tax Identification Number	46-4007249
Entity Address, Postal Zip Code	19106
Entity Address, Address Line One	One Washington Square
Entity Address, Address Line Two	510-530 Walnut Street, Suite 1350
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
City Area Code	267
Local Phone Number	317-9139
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001592016
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AGFS
Security Exchange Name	NASDAQ
Warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	AGFSW
Security Exchange Name	NASDAQ